Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities:
Net income	$ (431)	$ 9,588	$ 11,119	$ (6,107)	$ (16,504)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of building and building improvements	15,284	15,053	20,194	11,630	4,916
Amortization of leasing costs and intangibles, including ground leasehold interests	18,099	17,657	23,756	16,264	7,145
Amortization of above and below market leases	(3,511)	(3,389)	(4,573)	(3,592)	(1,858)
Amortization of deferred financing costs and debt premium	981	826	1,106	1,196	514
Deferred rent	(7,118)	(13,227)	(17,308)	(3,924)	(1,500)
Unrealized loss on interest rate swap	77	60	83	(155)	0
Stock-based compensation	44	267	292	0	0
Performance Distribution Allocation	3,607	0
Change in operating assets and liabilities:
Deferred leasing costs and other assets	1,714	3,730	4,590	(1,040)	(2,065)
Accrued expenses and other liabilities	4,197	(629)	(2,615)	3,094	6,271
Due to affiliates, net	1,749	1,345	3,068	(922)	146
Net cash provided by operating activities	34,692	31,281	39,712	16,444	(2,935)
Investing Activities:
Acquisition of properties, net	0	(44,234)	(44,234)	(538,845)	(479,198)
Restricted reserves	(58)	(20,251)	(42,430)	(3,541)	0
Improvements to real estate			(21)	(40)	0
Payments for construction-in-progress	(440)	(407)	(772)	(80)	0
Proceeds from Deposits on Real Estate Sales	0	250
Real estate acquisition deposits			250	8,700	(6,950)
Net cash (used in) provided by investing activities	(498)	(64,642)	(87,207)	(533,806)	(486,148)
Financing Activities:
Proceeds from borrowings - Revolver Loan	0	14,300	24,300	249,900	286,050
Proceeds from Issuance of Secured Debt	250,000	0
Proceeds from Issuance of Unsecured Debt	113,000	0
Principal payoff of secured indebtedness - Revolver Loan	(357,673)	0	0	(55,000)	(147,492)
Proceeds from Notes Payable			0	0	126,970
Payments for (Proceeds from) Mortgage Deposits			(30)	(1,578)	(2,186)
Proceeds from Issuance of Redeemable Preferred Stock			0	0	73,260
Payments for Repurchase of Redeemable Preferred Stock			0	0	(73,260)
Payments for Preferred Offering Costs			0	0	(375)
Payments of Financing Costs	(6,583)	(30)
Proceeds from Issuance of Common Stock	7,465	38,923	30,699	383,170	240,596
Repurchase of common stock	(18,900)	(3,798)	(5,742)	(1,627)	0
Payments of Ordinary Dividends, Preferred Stock and Preference Stock			0	0	(398)
Payment of offering costs- preferred shares	(3,660)	(6,695)
Distributions to noncontrolling interests	(45)	(8)	(11)	(11)	(11)
Distributions to common stockholders	(15,420)	(14,318)	(19,232)	(11,541)	(2,632)
Net cash used in financing activities	(31,816)	28,374	29,984	563,313	500,522
Net (decrease) increase in cash, cash equivalents and restricted cash	2,378	(4,987)	(17,511)	45,951	11,439
Cash, cash equivalents and restricted cash at the beginning of the period	46,050	63,561	63,561	17,610	6,171
Cash, cash equivalents and restricted cash at the end of the period	48,428	58,574	46,050	63,561	17,610
Supplemental Disclosures of Significant Non-cash Transactions:
Cash paid for interest			13,116	9,228	2,616
Noncash Investing and Financing Items [Abstract]
Reclassification from escrow account receivables to building and improvements	2,905	0
Change in fair value of swap agreement	(641)	(17)	108	841	0
Common stock issued pursuant to the distribution reinvestment plan	0
Assets and liabilities assumed in conjunction with the Signature Office REIT merger:
Increase (Decrease) in Distributions Payable to Common Stockholders	77	118	195	938	541
Increase (Decrease) in Stock Service Fee Payable	174	564	660	17,449	25
Stock Issued	16,422	16,546	22,208	15,158	4,515
Griffin Capital Essential Asset REIT, Inc. [Member]
Operating Activities:
Net income	18,769	32,911	146,133	26,555	15,621
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of building and building improvements	44,390	42,244	55,982	56,707	43,320
Amortization of leasing costs and intangibles, including ground leasehold interests	44,868	46,539	60,601	74,142	69,428
Amortization of above and below market leases	(135)	1,310	1,689	3,287	(3,785)
Amortization of deferred financing costs and debt premium	2,293	1,680	2,858	2,696	3,764
Amortization of deferred financing costs			(414)	(1,096)	(285)
Amortization of deferred revenue			0	(1,228)	(282)
Deferred rent			(11,372)	(14,751)	(13,792)
Write off of tenant improvement reserve			0	(1,000)	0
Termination fee revenue - release of tenant obligation			0	0	(2,078)
Termination fee revenue - receivable from tenant, net	(6,304)	(12,845)	(12,845)	0	(2,904)
Principal Investment Gains Losses on Unconsolidated Entity			0	(666)	0
Gain from sale of depreciable operating property	(1,158)	(4,293)	(116,382)	0	(13,813)
Unrealized loss on interest rate swap	2	48	68	70	23
Loss from investment in unconsolidated entities	1,617	1,511	2,065	1,640	1,475
Impairment provision	0	5,675	8,460	0	0
Stock-based compensation	37	153	173	18	12
Amortization of swap interest	94	0
Change in operating assets and liabilities:
Deferred leasing costs and other assets	1,118	1,767	3,332	1,615	(19,331)
Restricted reserves	(30)	427	(175)	(718)	(1,297)
Accrued expenses and other liabilities	7,441	281	1,098	(3,695)	19,978
Due to affiliates, net	478	1,517	826	(6,119)	3,918
Net cash provided by operating activities	103,270	110,417	142,097	137,457	99,972
Investing Activities:
Acquisition of properties, net	(182,250)	0	(134,130)	(7,897)	(401,418)
Cash assumed from SOR merger			0	0	8,557
Proceeds from disposition of properties	1,383	10,245	394,502	0	90,323
Real estate acquisition deposits	(3,350)	0	(1,350)	0	0
Reserves for tenant improvements	3	0	0	(692)	(21,542)
Improvements to real estate	0	(421)	(760)	(7,141)	(7,173)
Payments for construction-in-progress	(17,934)	(8,435)	(11,293)	(8,446)	(5,448)
Investment in unconsolidated joint venture	(3,266)	0	0	(18,129)	0
Payments for (Proceeds from) Mortgage Receivable from Affiliate			0	25,741	(24,231)
Payments For Accounts Payable And Other Liabilities For Real Estate Development			0	0	(48,314)
Distributions of capital from investment in unconsolidated entities	5,627	5,730	7,599	7,931	7,722
Net cash (used in) provided by investing activities	(199,787)	7,119	254,568	9,496	(401,524)
Financing Activities:
Proceeds from borrowings - Bank of America Loan	0	375,000	0	75,000	640,000
Proceeds from Issuance of First Mortgage Bond			0	0	490,100
Proceeds from borrowings - Revolver Loan	96,100	44,000	54,000	55,100	481,653
Principal payoff of secured indebtedness - Mortgage Debt	(18,954)	(41,462)
Principal amortization payments on secured indebtedness	(4,896)	(4,781)	(6,491)	(4,416)	(2,283)
Partial principal payoff of TW Telecom loan	0	(324)
Proceeds from (Repayments of) Secured Debt			375,000	0	0
Principal payoff of secured indebtedness - Revolver Loan	(106,253)	(294,054)	(41,493)	(35,954)	(31,407)
Deferred financing costs	(24)	(3,261)	(3,329)	(740)	(4,872)
Repurchase of common stock	(76,912)	(61,432)	(98,906)	(41,443)	(13,819)
Payments of Ordinary Dividends, Preferred Stock and Preference Stock			0	0	(10,859)
Issuance of perpetual convertible preferred shares	125,000	0
Payment of offering costs- preferred shares	(4,727)	0	0	0	(62)
Distributions to noncontrolling interests	(3,556)	(3,556)	(4,737)	(4,425)	(3,477)
Distributions to common stockholders	(53,817)	(53,418)	(71,124)	(69,463)	(52,407)
Net cash used in financing activities	(48,039)	(43,288)	(238,660)	(183,814)	274,942
Net (decrease) increase in cash, cash equivalents and restricted cash	(144,556)	74,248	158,005	(36,861)	(26,610)
Cash, cash equivalents and restricted cash at the beginning of the period	214,867	56,862	56,862	93,723	120,333
Cash, cash equivalents and restricted cash at the end of the period	70,311	131,110	214,867	56,862	93,723
Supplemental Disclosures of Significant Non-cash Transactions:
Cash paid for interest			48,253	45,692	27,518
Noncash Investing and Financing Items [Abstract]
Limited partnership units of the operating partnership issued in conjunction with the acquisition of real estate assets by affiliates			0	11,941	7,282
Increase in fair value swap agreement	7,182	3,423
Common stock redemptions funded subsequent to period-end	39,107	37,559	20,382	11,565	6,336
Common stock issued pursuant to the distribution reinvestment plan	$ 33,667	$ 37,438	49,541	52,174	52,557
Assets and liabilities assumed in conjunction with the Signature Office REIT merger:
Mortgage debt assumed in conjunction with the acquisition of real estate assets			0	22,441	73,701
Payments to Acquire Additional Interest in Subsidiaries			0	0	(254,525)
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges, Pretax, Accumulated Other Comprehensive Income (Loss)			(6,795)	2,204	(6,560)
Payments For Construction In Process, Real Estate Development			0	0	(38,208)
Construction in Progress Expenditures Incurred but Not yet Paid			0	0	(10,106)
Increase (Decrease) in Distributions Payable to Common Stockholders			32	162	2,637
Increase (Decrease) In Distributions Payable To Preferred Stockholders			0	0	(1,615)
Distributions to Redeemable Noncontrolling Interests Attributable to Common Stockholders			356	358	359
Revolver Loan, July 2015 [Member] | Griffin Capital Essential Asset REIT, Inc. [Member]
Financing Activities:
Principal payoff of secured indebtedness - Revolver Loan			(441,256)	(139,344)	0
Unsecured Revolver, May 2014 [Member] | Griffin Capital Essential Asset REIT, Inc. [Member]
Financing Activities:
Principal payoff of secured indebtedness - Revolver Loan			0	0	(490,100)
Unsecured Debt | Griffin Capital Essential Asset REIT, Inc. [Member]
Financing Activities:
Repayments of Unsecured Debt			0	0	(300,000)
Revolving Credit Facility | Griffin Capital Essential Asset REIT, Inc. [Member]
Financing Activities:
Principal payoff of secured indebtedness - Revolver Loan			0	0	(173,000)
TW Telecom Loan [Member] | Griffin Capital Essential Asset REIT, Inc. [Member]
Financing Activities:
Principal payoff of secured indebtedness - Mortgage Debt			(324)	0	0
Signature Office REIT Inc. [Member] | Griffin Capital Essential Asset REIT, Inc. [Member]
Assets and liabilities assumed in conjunction with the Signature Office REIT merger:
Land			0	0	71,529
Building and improvements			0	0	436,350
Tenant origination and absorption cost			0	0	89,357
Above market leases			0	0	16,860
Above market leases			0	0	2,148
Mortgage debt assumed in conjunction with the acquisition of real estate assets			0	0	173,000
Below market leases			0	0	6,996
Accounts payable and other liabilities			0	0	11,138
Equity consideration for the SOR merger			$ 0	$ 0	$ 433,667